BUSINESS COMBINATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of pro forma financial information
	Three Months Ended March 31, 2012
	As Reported	Pro Forma

Net sales	$17,810	$19,810
Net loss attributable to common shareholders	(459)	(1,541)

Net loss per share - basic and diluted	(0.06)	(0.18)

	December 31,
	2012	2011	2012	2011
	as reported		pro forma

Net sales	$71,501	$58,359	$73,703	$62,024
Net loss attributable to common shareholders	(4,820)	(5,654)	(6,887)	(8,441)

Net loss per share - basic and diluted	(0.61)	(0.94)	(0.87)	(1.21)

Illume Mobile
Business Acquisition [Line Items]
Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized
	Fair Value	Estimated Useful life

Software	$310	3.5 years
Customer relationships	100	3 years
Trade name	130	3 years
Covenant not to compete	90	2 years

	$630

Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$16
Other current assets	15
Property and equipment	26
Intangible assets	630
Goodwill	444
Total assets	1,131

Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue	37
Total liabilities assumed	76
Net assets acquired	$1,055

Purchase consideration:
Cash paid at closing	$250
Shares issued at closing	698
Earn out consideration	107
Total purchase consideration	$1,055

Apex
Business Acquisition [Line Items]
Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized
	Fair Value	Estimated Useful life

Apex Ware Software	$2,483	3.5 years
Customer relationships	1,536	9 years
Trade name	432	7 years
Covenant not to compete	15	1 years

	$4,466

Schedule of fair value of the assets acquired and liabilities assumed

Assets acquired:
Accounts receivable	$243
Due from related party	412
Other current assets	62
Property and equipment	30
Intangible assets	4,466
Goodwill	2,449
Total assets	7,662

Liabilities assumed:
Accounts payable and other accrued liabilities	194
Unearned revenue	297
Deferred tax liability	1,184
Total liabilities assumed	1,675
Net assets acquired	$5,987

Purchase consideration:
Cash paid at closing	$4,801
Accrued earn out consideration	1,186
Total purchase consideration	$5,987